Commitments and Contingencies - Environmental Remediation - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Loss Contingencies [Line Items]
Environmental contingencies	$ 41	$ 54
Current reserves for environmental contingencies	1	12
Lake Charles South Facility [Member]
Loss Contingencies [Line Items]
Environmental contingencies	12	15
Natrium West Virginia Facility [Member]
Loss Contingencies [Line Items]
Environmental contingencies	18	15
Calcasieu River Estuary in Lake Charles Louisiana [Member]
Loss Contingencies [Line Items]
Environmental contingencies	$ 4	$ 18